Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of accrued liabilities and other payables [Abstract]
Payroll payables	$ 183,727	$ 60,347
Other payables	78,720	17,220
Total	$ 262,447	$ 77,567